(Loss) Earnings per share amounts	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
(Loss) Earnings per share amounts

15. (Loss) Earnings per share amounts

	Year ended March 31,
	2013	2012	2011
Net (loss) income for basic and diluted earnings per share available to common shareholders	$(54,495)	$31,044	$68,846

Weighted-average number of shares outstanding—basic	120,744,832	122,726,275	130,775,288
Effect of dilutive securities—stock-based compensation	—	643,768	—

Weighted-average number of shares outstanding—diluted	120,744,832	123,370,043	130,775,288

(Loss) earnings per share
Basic	$(0.45)	$0.25	$0.53
Diluted	$(0.45)	$0.25	$0.53

The Company uses the treasury stock method to calculate diluted earnings per share. The weighted-average number of shares outstanding for the year ended March 31, 2013 reflects Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from April 1, 2012 to March 31, 2013. Options to purchase 3,088,195 Class A Subordinate Voting Shares were outstanding at March 31, 2013. All dilutive securities including options to purchase Class A Subordinate Voting Shares, DSUs and RSUs are excluded from the computation of diluted loss per share for year ended March 31, 2013 as their impact is anti-dilutive.

The weighted-average number of shares outstanding for the year ended March 31, 2012 reflects Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from April 1, 2011 to March 31, 2012. Options to purchase 3,000,657 Class A Subordinate Voting Shares were outstanding at March 31, 2012. During the year ended March 31, 2012, 375,959 options had an exercise price lower than the weighted-average trading price of underlying Class A Subordinate Voting Shares and are included in the calculation of diluted earnings per share. All other options were excluded from the computation of diluted earnings per share because their exercise prices exceeded the trading price of the underlying Class A Subordinate Voting Shares during the year ended March 31, 2012. Diluted earnings per share includes the dilutive impact of outstanding DSUs and RSUs for the year ended March 31, 2012.

The weighted average number of shares outstanding for the year ended March 31, 2011 reflects voting common shares and non-voting shares outstanding on a pro-rata basis from April 1, 2010 to June 8, 2010, the date of the 2010 Reorganization and Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from June 9, 2010 to March 31, 2011, after giving retroactive effect to the one-for-two reverse share split effected June 24, 2010 for the Class A Subordinate Voting Shares and the Class B Shares. Options to purchase 1,416,000 Class A Subordinate Voting Shares were outstanding at March 31, 2011 of which 137,000 options had an exercise price lower than the weighted-average trading price of underlying Class A Subordinate Voting Shares during the year ended March 31, 2011. These options were excluded from the calculation of diluted earnings per share because the combined exercise price and unamortized fair value is greater than the average trading price of the Class A Subordinate Voting shares for the year ended March 31, 2011 and therefore their inclusion would have been anti-dilutive. All other options were excluded from the computation of diluted earnings per share because their exercise prices exceeded the trading price of the underlying Class A Subordinate Voting Shares during the year ended March 31, 2011.